united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Class N Shares (LIONX)

ANNUAL REPORT

September 30, 2018

Advised by:
Horizon Capital Management, Inc. 106 Valerie Drive Lafayette, Louisiana 70508

www.LIONX.net 1-866-787-8355

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Issachar Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Capital Management, Inc.
Issachar Fund Manager: Dexter P. Lyons
106 Valerie Drive. Lafayette, LA 70508
Dexter@LIONX.net . 337-983-0676 . Fax 983-0672 . www.LIONX.net

Dear Valued Issachar Fund Shareholders,	September 30, 2018

This is our fifth annual shareholder report for the Issachar Fund (LIONX) for the 12-month period ended September 30, 2018. LIONX paid a dividend of 19.2 cents on 12/20/17 and it has not paid one since due to the Fund’s switch out of bonds into growth stocks. When LIONX pays a dividend, the NAV normally drops by at least the amount of the dividend distributed. On 9/30/17, the traded NAV for LIONX was $10.35 and on 9/30/18 the NAV was $10.36 so adding in the dividend of 19.2 cents per share you arrive at a total return gain for LIONX shareholders of 2.02% for the 12 months ended 9/30/18. During the same period, the S&P 500 Total Return Index (S&P 500) had a 17.91% return with a maximum loss (from peak to trough) of 10.10% while LIONX had a maximum loss of only 4.43%. I am comfortable with the risk adjusted return LIONX received given the risk (maximum loss) the portfolio has taken, however, I am always looking for ways to improve. I hope that LIONX shareholders would know that I will continue to do my best to limit losses and manage risk with the assets they have entrusted to me.

From 10-01-17 to 9-30-18, LIONX held positions in High Yield Corporate and Floating Rate Bonds initially and then LIONX switched over to growth stocks in January after I was convinced that the Trump Tax Cuts could be a success for the economy and the stock market. LIONX was fully invested and leveraged in January and finished the month up 5.31% versus the S&P 500 Index gain of 5.72%. However, from 1/26/18 to 2/8/18 the S&P 500 was down a 10.10% while LIONX was down only 0.76% as we quickly reduced positions during this steep S&P 500 decline. In hindsight, some huge volatility trading vehicles blew up as too many investors were on the same side of the trade. I believe LIONX shareholders fared relatively well during this volatile period. However, LIONX shareholders were largely insulated from losses as the fund was nominally invested during this frightening event. The turn-over (buys and sells) in LIONX is higher than normal in an effort to manage risk in this higher volatility market. This 9-day S&P 500 decline of 10.10% is one of the reasons we do not buy and hold anything because I believe what goes up eventually must come down.

The S&P 500 traded in a choppy trading range until breaking out in August while LIONX traded sideways from February to August. LIONX held 35% in Floating Rates, 30% in various growth stocks and 35% in Cash going into the end of September. I have an optimistic outlook for the 4th quarter and I am expecting the November 2018 elections will not derail the positive effects the Trump Tax Cuts and De-Regulation has had on the economy and the stock market.

I remain focused on managing the risk in LIONX and attempt to let the market determine the return we receive. I love making money, but I hate losing it, so I take one day at a time and weigh the perceived risk with the perceived reward and make a daily decision to buy, sell, hold or hedge. In the long-run, I hope to finish well and honor God with all that he has blessed me with.

Dexter P. Lyons
Issachar Fund, Portfolio Manager	NLD Review Code: 3902-NLD-10/02/2018

Thank You for Your Trust and Business and May God Bless You and Your Family!
May the Grace of the Lord Jesus be with everyone. (Revelation 22:21)

Portfolio holdings are subject to change at any time and should not be considered investment advice. The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results. S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

ISSACHAR FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, as compared to its benchmark:

			Inception** -
	One Year	Three Year	September 30, 2018
Issachar Fund - Class N	2.02%	2.81%	2.43%
S&P 500 Total Return Index	17.91%	17.31%	12.58%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Class N returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses before and after waiver are 3.29% and 2.49% for Class N shares and 3.04% and 2.24% for Class I shares, respectively, per the February 1, 2018 Prospectus. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-866-787-8355.

The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

**	Inception date is February 28, 2014.

Portfolio Composition as of September 30, 2018	% of Net Assets
Common Stock	27.6%
Mutual Fund	36.3%
Short-Term Investment	54.3%
Other Assets Less Liabilities - Net	(18.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS
September 30, 2018

Shares		Fair Value
	COMMON STOCK - 27.6%
	AEROSPACE/DEFENSE - 1.6%
600	Boeing Co.	$223,140

	APPAREL - 0.9%
6,000	Crocs, Inc. *	127,740

	BIOTECHNOLOGY - 1.2%
1,200	Alexion Pharmaceuticals, Inc. *	166,812

	BUILDING MATERIALS - 0.9%
3,500	Continental Building Products, Inc. *	131,425

	HEALTHCARE - PRODUCTS - 3.7%
500	ABIOMED, Inc. *	224,875
5,000	Globus Medical, Inc. *	283,800
		508,675
	HEALTHCARE - SERVICES - 2.2%
3,000	LHC Group, Inc. *	308,970

	IRON/STEEL - 1.3%
6,000	Allegheny Technologies, Inc. *	177,300

	LEISURE TIME - 1.3%
3,300	Malibu Boats, Inc. *	180,576

	MACHINERY- CONSTRUCTION & MINING - 1.8%
1,600	Caterpillar, Inc.	243,984

	OIL & GAS - 6.3%
6,000	BP PLC - ADR	276,600
8,000	Centennial Resource Development, Inc. *	174,800
1,200	CNOOC Ltd. - ADR	237,048
2,200	Occidental Petroleum Corp.	180,774
		869,222
	PHARMACEUTICALS - 3.5%
1,200	GW Pharmaceuticals PLC - ADR *	207,288
6,000	Premier, Inc. *	274,680
		481,968
	RETAIL - 2.9%
1,200	Lowe’s Cos, Inc.	137,784
1,600	Lululemon Athletica, Inc. *	259,984
		397,768

	TOTAL COMMON STOCK (Cost - $3,814,029)	3,817,580

	MUTUAL FUND - 36.3%
509,684	Loomis Sayles Senior Floating Rate and Fixed Income Fund (Cost - $5,000,000)	5,005,097

	SHORT - TERM INVESTMENT - 54.3%
	MONEY MARKET FUND - 54.3%
7,491,349	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.92% ** (Cost - $7,491,349)	7,491,349

See accompanying notes to financial statements.

ISSACHAR FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2018

Fair Value
TOTAL INVESTMENTS - 118.2% (Cost - $16,305,378)	$16,314,026
OTHER ASSETS LESS LIABILITIES - NET - (18.2)%	(2,509,129)
NET ASSETS - 100.0%	$13,804,897

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on September 30, 2018.

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018

ASSETS
Investment securities:
At cost	$16,305,378
At fair value	$16,314,026
Receivable for securities sold	279,785
Interest receivable	10,679
Prepaid expenses and other assets	7,621
TOTAL ASSETS	16,612,111

LIABILITIES
Due to Broker - swap contracts	1,911
Payable for securities purchased	2,766,332
Investment advisory fees payable	1,952
Distribution (12b-1) fees payable	2,853
Payable to related parties	10,462
Accrued expenses	23,704
TOTAL LIABILITIES	2,807,214
NET ASSETS	$13,804,897

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$13,707,057
Accumulated net realized gain from investments and swap contracts	89,192
Net unrealized appreciation of investments	8,648
NET ASSETS	$13,804,897

Net Asset Value Per Share:
Shares:
Net Assets	$13,804,897
Shares of beneficial interest outstanding	1,332,909

Net Asset Value (Net Assets / Shares Outstanding), Redemption Price per share and Offering Price per share	$10.36

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2018

INVESTMENT INCOME
Dividends	$83,859
Interest	95,547
TOTAL INVESTMENT INCOME	179,406

EXPENSES
Investment advisory fees	175,663
Administrative services fees	49,892
Distribution (12b-1) fees	31,368
Registration fees	29,480
Transfer agent fees	29,190
Compliance officer fees	26,726
Accounting services fees	26,324
Audit Fees	22,868
Trustees’ fees and expenses	17,769
Legal Fees	16,507
Printing and postage expenses	9,391
Custodian fees	5,110
Shareholder services fees	750
Insurance expense	365
Other expenses	2,582
TOTAL EXPENSES	443,985
Less: Fees waived by the Advisor	(155,377)

NET EXPENSES	288,608

NET INVESTMENT LOSS	(109,202)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net Realized Gain on:
Investments	53,190
Swap contracts	179,756
Net Change in Unrealized Appreciation on:
Investments	8,648
Swap contracts	56,487
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	298,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,879

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2018	September 30, 2017

FROM OPERATIONS
Net investment loss	$(109,202)	$(209,290)
Net realized gain from investments and swap contracts	232,946	843,428
Net change in unrealized appreciation (depreciation) on investments and swap contracts	65,135	(105,787)
Net increase in net assets resulting from operations	188,879	528,351

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(91,036)	(257,239)
From net realized gains	(116,815)	—
Net decrease in net assets from distributions to shareholders	(207,851)	(257,239)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,581,395	994,665
Net asset value of shares issued in reinvestment of distributions to shareholders	188,248	238,218
Payments for shares redeemed	(3,436,103)	(4,492,019)
Net increase (decrease) in net assets from shares of beneficial interest	333,540	(3,259,136)

TOTAL INCREASE (DECREASE) IN NET ASSETS	314,568	(2,988,024)

NET ASSETS
Beginning of Year	13,490,329	16,478,353
End of Year *	$13,804,897	$13,490,329
* Includes accumulated net investment income of:	$—	$49,079

SHARE ACTIVITY
Shares sold	344,390	95,965
Shares reinvested	18,750	23,114
Shares redeemed	(334,614)	(434,176)
Net increase (decrease) in shares of beneficial interest outstanding	28,526	(315,097)

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014 (1)
	Class N		Class N		Class N		Class N		Class N

Net asset value, beginning of period	$10.34		$10.18		$10.02		$9.94		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.14)		(0.06)		(0.09)		0.08
Net realized and unrealized gain on investments (3)	0.30		0.48		0.36		0.28		0.00	(4)
Total from investment operations	0.21		0.34		0.30		0.19		0.08
Distributions to shareholders
From net investment income	(0.08)		(0.18)		(0.06)		(0.11)		(0.14)
Net realized gains	(0.11)		—		—		—		—
From return of capital	—		—		(0.08)		—		—
Total distributions to shareholders	(0.19)		(0.18)		(0.14)		(0.11)		(0.14)
Net asset value, end of period	$10.36		$10.34		$10.18		$10.02		$9.94
Total return (5)	2.12%		3.31%		3.01%		1.89%		0.84	% (6)
Net assets, end of period (000s)	$13,805		$13,490		$16,478		$18,860		$10,922
Ratio of gross expenses to average net assets (7,8)	3.54%		3.10%		2.63%		2.69%		3.99	% (9)
Ratio of net expenses to average net assets (8)	2.30%		2.30%		2.30%		2.30%		2.30	% (9)
Ratio of net investment income (loss) to average net assets (8)	(0.87)%		(1.38)%		(0.57)%		(0.86)%		1.32	% (9)
Portfolio Turnover Rate	3108	% (10)	779	% (10)	1135	% (10)	908	% (10)	383	% (6)

(1)	The Issachar Fund commenced operations on February 28, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)	Less than $0.005.

(5)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(9)	Annualized.

(10)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2018

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N shares. The Fund is a diversified fund. The Fund invests primarily in fixed income and/or equity securities indirectly through exchange-traded funds (“ETFs”), swaps and other investment companies, and, when the advisor (as defined below) believes it is advantageous to the Fund, strategically invests in a broad range of U.S. and foreign equity securities. The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on February 28, 2014.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$3,817,580	$—	$—	$3,817,580
Mutual Fund	5,005,097	—	—	5,005,097
Short-Term Investment	7,491,349	—	—	7,491,349
Total	$16,314,026	$—	$—	$16,314,026

*	Refer to the Portfolio of Investments for classifications.

The Fund did not hold any Level 3 securities during the year. There were no transfers between Level 1 and Level 2 during the year. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing their respective investment objectives. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Statement of Operations. The Fund maintains a cash balance as collateral to secure their obligations under the swaps. As of September 30, 2018 there was no cash balance at the broker. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. For the year ended September 30, 2018, the Fund had a net realized gain and a net change in unrealized appreciation on swap contracts of $179,756 and $56,487 respectively, resulting from swap activity, which can be found on the Statement of Operations. Dividend income and interest expense is being recorded as a component of unrealized and realized gains and losses.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended September 30, 2018, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income through changes in unrealized gains or losses as reflected on the Statement of Operations. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Portfolio of Investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $105,797,719 and $97,036,004, respectively.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$16,325,120	$24,310	$(35,404)	$(11,094)

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.40% of the Fund’s average daily net assets.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has agreed to waive its fees and/or reimburse the Fund’s operating expenses at least through January 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) of the Fund do not exceed 2.30% of average daily net assets attributable to Class N shares (the “Expense Limitation”). During the year ended September 30, 2018, the Advisor earned advisory fees of $175,663 and waived fees in the amount of $155,377 pursuant to the Waiver Agreement. The fees paid to the Advisor are reviewed annually by the Board.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative waived expenses subject to recapture pursuant to the aforementioned conditions will expire on:

September 30, 2019	$56,793
September 30, 2020	$121,459
September 30, 2021	$155,377

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended September 30, 2018, the Fund incurred $31,368 in total fees under the Plan.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the year ended September 30, 2018, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	FEDERAL INCOME TAXES NOTE

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 - September 30, 2017, or expected to be taken in the Fund’s September 30, 2018 year end tax returns.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

The tax character of distributions paid during the years ended September 30, 2018 and September 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
Ordinary Income	$207,851	$257,239

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Accumulated
Income	(Depreciation)	Earnings/(Deficits)
$108,934	$(11,094)	$97,840

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and short-term capital gains, the reclassification of Fund distributions, and swap income, resulted in reclassification for the year ended September 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$151,159	$(151,159)

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Institutional Money Market Funds – Government Portfolio, a registered open-end investment company (the “Portfolio”). The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Portfolio. The annual reports of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR available at “www.sec.gov” or on the website “www.fidelity.com”. As of September 30, 2018, the percentage of the Fund’s net assets invested in the Portfolio was 54.3%.

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Loomis Sayles Senior Floating Rate and Fixed Income Fund, a registered open-end investment company (the “Portfolio”). The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Portfolio. The annual reports of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR available at “www.sec.gov”. As of September 30, 2018, the percentage of the Fund’s net assets invested in the Portfolio was 36.3%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2018, the Constellation Trust Co. held approximately 55% of the voting securities of the Issachar Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Constellation Trust Co. are also owned beneficially.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management has evaluated the Disclosure Update and Simplification Rule and has determined that the updates are not material to the financial statements and for this reason the related changes have not been applied to these financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Issachar Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Issachar Fund (the “Fund”), a series of the Northern Lights Fund Trust III, as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four years in the period then ended and for the period February 28, 2014 (commencement of operations) though September 30, 2014 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 28, 2014 (commencement of operations) through September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of September 30, 2018 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of the fund since 2014.

Denver, Colorado
November 29, 2018

ISSACHAR FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2018

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	4/1/18	9/30/18	4/1/18 – 9/30/18*	4/1/18 – 9/30/18
Issachar Fund	$1,000.00	$994.20	$11.50	2.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	4/1/18	9/30/18	4/1/18 – 9/30/18*	4/1/18 – 9/30/18
Issachar Fund	$1,000.00	$1,013.54	$11.61	2.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (36 5).

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

Renewal of Advisory Agreement – Issachar Fund*

In connection with a meeting held on November 28th and 29th, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Horizon Capital Management Inc. (the “Adviser”) and the Trust, with respect to the Issachar Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted the Adviser was founded in 2014 and that the Fund was the only fund it managed. The Board appreciated that the portfolio manager also served as the Chief Executive Officer, Chief Compliance Officer and marketing manager for the Adviser and had 26 years of experience managing assets. The Board observed that the Adviser used a “chart analysis” investment approach that tended to emphasize capital preservation during periods of high risk, and capital appreciation during periods of low risk. The Board recognized the Adviser made risk management a priority and attempted to limit losses by monitoring volatility daily and limiting investments in illiquid securities. The Board noted that in his capacity as chief compliance officer, the portfolio manager was in regular communications with other chief compliance officers regarding compliance changes and new regulations. The Board observed that the Adviser evaluated broker-dealers annually for best execution, and had no material compliance or litigation issues since the last advisory agreement renewal. The Board appreciated the Adviser’s conscientious approach and earnest efforts on behalf of the Fund. The Board noted the Adviser was a small firm and appreciated that the Adviser engaged a compliance consultant to review and enhance its compliance program. The Board recognized that the Adviser remained committed to capital preservation consistent with the Fund’s objective of capital appreciation and was disciplined in its approach to risk management. The Board concluded that the Adviser should continue to provide quality service to the Fund and its shareholders.

Performance. The Board noted the Fund had a three-star Morningstar rating. The Board acknowledged that the Fund had net returns of 3.43% over the one-year period, but that it significantly underperformed its Morningstar category and slightly underperformed its peer group, placing it in the third-quartile among its peers. The Board recognized that the Adviser attributed this underperformance to not having moved the portfolio from bonds to equities in a more timely manner. The Board appreciated that the Adviser had made adjustments to its technical analysis to identify trend changes sooner. The Board observed that over the three-year period, the Fund outperformed its Morningstar category and peer group, and that since inception, the Fund had outperformed its peer group, placing the Fund in the top quartile for both time periods. The Board further observed that the Fund had underperformed the S&P 500 during all time periods because the Fund hedged or moved to cash during periods of market volatility. The Board acknowledged the Adviser’s commitment to conservative management. Although past performance was not predictive of future returns, the Board concluded that the Adviser had provided reasonable results to the Fund and its shareholders, particularly over the longer term.

Fees and Expenses. The Board noted the Adviser’s 1.40% advisory fee for the Fund was higher than the peer group median and tied with the highest fee in its Morningstar category. The Board further noted the Adviser’s expense ratio was higher than the peer group and Morningstar category. The Board considered the Adviser’s explanation that its fees were the result of the costs associated with actively managing the Fund, which could be either 300% long or 150% short. Given these considerations, the Board concluded that the Adviser’s advisory fee for the Fund was not unreasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser agreed to discuss the implementation of breakpoints as the Fund’s assets grew and the Adviser achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2018

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of the Fund and acknowledged that the Adviser was managing the Fund at a loss. The Board concluded, therefore, that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure for the Fund was reasonable, and that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2018

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations & Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2018, the Trust was comprised of 33 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/18-NLFT III-v1

ISSACHAR FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2018

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011- 2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006- 2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-787-8355.

9/30/18-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call (402) 493-4603

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q, is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-787-8355.

INVESTMENT ADVISOR
Horizon Capital Management, Inc.
106 Valerie Drive
Lafayette, LA 70508

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $14,850

2017 - $14,500

2016 - $14,000

2015 - $13,500

2014 – $13,000

(b)	Audit-Related Fees

2018 - None

2017 - None

2016 - None

2015 - None

2014 – None

(c)	Tax Fees

2018 - $3,250

2017 - $3,000

2016 - $2,750

2015 - $2,000

2014 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

2016 - None

2015 - None

2014 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2014	2015	2016	2017	2018
Audit-Related Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - None

2017 - None

2016 - None

2015 - None

2014 - None

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 12/6/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/6/18